STATEMENTS OF OPERATIONS (Restated) - USD ($)	3 Months Ended				5 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
General and administrative costs	$ 187,536			$ 200,037	$ 172,820			$ 795,613
Loss from operations	(187,536)			(200,037)	(172,820)			(795,613)
Other income:
Interest earned on marketable securities held in Trust Account	23,949			546,631	414,479			744,021
Transaction costs allocable to warrant liabilities					(4,078)
Change in fair value of warrant liabilities	1,191,900	$ (164,400)	$ (1,356,300)	945,300	(616,500)	$ (411,000)	$ (575,400)	(1,479,600)
Net income	1,028,313	$ (224,706)	$ (1,301,788)	$ 1,291,894	$ (378,919)	$ (9,894)	$ (234,600)	$ (1,531,192)
Basic and diluted net income (loss) per ordinary share, redeemable and non-redeemable		$ (0.07)	$ (0.40)	$ 0.21	$ (0.22)	$ (0.19)	$ (0.26)	$ (0.63)
Redeemable Ordinary Shares
Other income:
Interest earned on marketable securities held in Trust Account	$ 23,949			$ 546,631	$ 414,479			$ 744,021
Weighted average shares outstanding of redeemable and non-redeemable ordinary shares	13,800,000			13,800,000	13,800,000			13,800,000
Basic and diluted net income (loss) per ordinary share, redeemable and non-redeemable	$ 0.00			$ 0.04	$ 0.03			$ 0.05
Non-Redeemable Ordinary Shares
Other income:
Net income	$ 1,028,313			$ 1,291,894	$ (378,919)			$ (1,531,192)
Weighted average shares outstanding of redeemable and non-redeemable ordinary shares	3,600,000			3,600,000	3,600,000			3,600,000
Basic and diluted net income (loss) per ordinary share, redeemable and non-redeemable	$ 0.28			$ 0.21	$ (0.22)			$ (0.63)